Loss Before Income Tax	12 Months Ended
Dec. 31, 2021
Profit Loss [Abstract]
Loss Before Income Tax
16.	LOSS BEFORE INCOME TAX
a.	Other income

	For the year ended December 31
	2019	2020	2021
ADS issuance contribution	$-	$587,736	$1,076,189
Government grants for research and development expenditures	-	165,699	-
Government subsidies	-	134,611	31,112
Others	-	-	771

	$-	$888,046	$1,108,072

ADS issuance contribution is other non-operating income receivable from J.P. Morgan Chase Bank N.A., the Custodian and the Depositary as part of the conversion of ordinary shares to ADS due to the Taiwan delisting in 2020 and issuance of new ADS. As of December 31, 2020 and December 31, 2021, the Company recognised a total $587,736 and $1,076,189, respectively as other non-operating income.

Government grants for research and development expenditures relates to a research and development grant of $165,699, approved by the Australian government on August 13, 2020, for research and development activities carried out in Australia in 2019.

Government subsidies are reliefs from the Singapore government to support and encourage wage increases, raise employability of older Singaporeans and to help employers retain local employees due to economic uncertainty caused by the COVID-19 pandemic.

b.	Other gains and losses

	For the year ended December 31
	2019	2020	2021
Net foreign exchange (losses) gain	$(135,413)	$(210,647)	$512,450
(Loss) Gain on disposal of property, plant and equipment	(74,195)	968	-
Net (loss) gains on fair value changes of financial assets and liabilities at fair value through profit or loss	(46,985)	78,038	594,046
Loss on lease modification	(64,287)	-	-
Others	(6,678)	2,342	14

	$(327,558)	$(129,299)	$1,106,510

c.	Finance costs

	For the year ended December 31
	2019	2020	2021
Interest on government loans	$435,684	$431,143	$443,216
Interest on other long term borrowing	342,540	342,540	1,191,381
Interest on loans from shareholders	73,780	327,324	154,773
Interest on loans from related parties	13,571	105,899	50,074
Interest on lease liabilities	36,037	40,425	21,510
	$901,612	$1,247,331	$1,860,954

d.	Depreciation and amortization

	For the year ended December 31
	2019	2020	2021
Right-of-use assets	$267,948	$265,316	$264,804
Property, plant and equipment	173,056	29,757	14,856
Computer software	4,347	2,685	2,564
	$445,351	$297,758	$282,224

e.	Employee benefits expense

	For the year ended December 31
	2019	2020	2021
Short-term benefits	$5,628,025	$4,539,663	$6,940,900
Post-employment benefits	325,059	200,045	257,128
Share-based payments (Note 19)
Equity-settled	42,511	132,200	2,428,128
Cash-settled	1,272	213,636	(234,761)
Total employee benefits expense	$5,996,867	$5,085,544	$9,391,395
Employee benefits expense by function
General and administrative expenses	$4,210,477	$3,856,753	$5,718,646
Research and development expenses	1,786,390	1,228,791	3,672,749
	$5,996,867	$5,085,544	$9,391,395